Financial instruments and risk management - Financial assets and liabilities measured at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020
Valuation techniques based on observable market input (Level 2)
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 443	£ 758
Derivative liabilities	(129)	(145)
Financial assets/(liabilities) at fair value	314	613
Valuation techniques based on unobservable market input (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets - other	138	116
Financial liabilities - other	(578)	(416)
Financial assets/(liabilities) at fair value	£ (440)	£ (300)